Leases (Details 1) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Operating Lease by lessor	$ 24,703	$ 23,819	$ 50,722
Less Than 1 year [Member]
Statement [Line Items]
Operating Lease by lessor	12,101	5,840	14,222
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	12,024	15,233	28,489
Later Than Five Years [Member]
Statement [Line Items]
Operating Lease by lessor	$ 578	$ 2,746	$ 8,011